Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity
Schedule of Company's stock option activity

	Stock Options	Weighted Average
	Outstanding	Exercise Price
Outstanding as of December 31, 2022	453,590	$0.56
Granted	5,322,456	2.72
Forfeited	(568,175)	2.72
Exercised	(31,505)	1.23
Outstanding as of June 30, 2023	5,176,366	$2.55

	Stock Options	Weighted Average
	Outstanding	Exercise Price
Outstanding as of December 31, 2020	2,531,984	$0.41
Exercised	(467,723)	0.14
Forfeited	(293,677)	1.34
Outstanding as of December 31, 2021	1,770,584	$0.33
Exercised	(1,190,720)	0.14
Forfeited	(126,274)	0.86
Outstanding as of December 31, 2022	453,590	$0.56

Schedule of weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of stock option grants

The weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of stock option grants for the six months ended June 30, 2023 were as follows:

Common stock fair value	$3.75
Risk-free interest rate	3.53%
Expected volatility	111.00%
Expected term (in years)	6.08
Expected dividend yield	0.00%

Schedule of stock options outstanding, vested and expected to vest and exercisable

		Weighted
		Average		Total
	Number of	Remaining	Weighted-	Aggregate
	Stock	Contractual	Average	Intrinsic Value
	Options	Life (Years)	Exercise Price	(in thousands)
Outstanding as of December 31, 2022	453,590	6.98	$0.56	$980
Outstanding as of June 30, 2023	5,176,366	9.35	$2.55	$8,728
Vested and expected to vest as of June 30, 2023	5,176,366	9.35	$2.55	$8,728
Exercisable as of June 30, 2023	619,011	7.62	$1.31	$1,808

		Weighted		Total
		Average	Weighted-	Aggregate
		Remaining	Average	Intrinsic
	Number of	Contractual	Exercise	Value
	Stock Options	Life (Years)	Price	(in thousands)
Outstanding as of December 31, 2021	1,770,584	7.79	$0.33	$3,674
Outstanding as of December 31, 2022	453,590	6.98	$0.56	$980
Vested and expected to vest as of December 31, 2022	453,590	6.98	$0.56	$980
Exercisable as of December 31, 2022	357,618	6.94	$0.46	$807

Schedule of stock-based compensation expense, recognized in the Company's statements of operations

Stock-based compensation expense, recognized in the Company’s condensed statements of operations and comprehensive loss for the 2019 Plan was recorded as follows (in thousands):

	Six Months Ended
	June 30,
	2022	2023
Research and development	$23	$538
General and administrative	14	1,702
Total stock-based compensation expense	$37	$2,240

	Years Ended
	December 31,
	2021	2022
Research and development	$44	$45
General and administrative	49	24
Total stock-based compensation expense	$93	$69